UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):				[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
					Name:		Rosen Real Estate Securities, LLC
					Address:		1995 University Avenue, Ste 550
							Berkeley, CA  94704
					13F File Number:	028-12206


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Kenneth T. Rosen
Title:			Chairman
Phone:			510-549-4510

Signature,				Place, 			and Date of Signing:

		KENNETH T. ROSEN	Berkeley, California		    May 14, 2009



Report Type (Check only one):
				[X]	13F HOLDINGS REPORT.
				[ ]	13F NOTICE.
				[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: N/A

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		 0
Form 13F Information Table Entry Total:	39
Form 13F Information Table Value Total:	275977

List of Other Included Managers: 		N/A

No. 13F File Number			Name








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FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE					VALUE	SHARES/SH/	PUT/	INVSTMT	OTHER	VOTING AUTH.
         			OF CLS			CUSIP		X$1000)PRN AMT	PRN	CALL	DSCRTN	MGRS	SOLE	SHARED	NONE
----------------------		--------------		-----		-------	-------	---	----	-------	-------	------	------	------
ALEXANDRIA RE		COMMON STOCKS	15271109	2155	59193	SH		Sole		59193
AMB PROPERTY CORP	COMMON STOCKS	00163T109	6614	459303	SH		Sole		459303
ANNALY CAPTAL MGMT INC	COMMON STOCKS	35710409	2857	206000	SH		Sole		206000
AVALON BAY CMNTYS INC	COMMON STOCKS	53484101	27787	590456	SH		Sole		590456
BOSTON PROPERTIES INC	COMMON STOCKS	101121101	11576	330463	SH		Sole		330463
BOSTON PROPERTIES INC	CONVERT CORP BONDS	10112RAK0	3504	4500000	PRN		Sole		4500000
BRANDYWINE RLTY TR	COMMON STOCKS	105368203	875	306869	SH		Sole		306869
BRE PROPERTIES INC	PREFERRED STOCKS	05564E502	1134	75950	SH		Sole		75950
BRE PROPTIES INC CL A	COMMON STOCKS	5.56E+109	16833	857498	SH		Sole		857498
CALI REALTY CORP	COMMON STOCKS	554489104	3274	165274	SH		Sole		165274
CORP OFFICE PROP	COMMON STOCKS	22002T108	9844	396467	SH		Sole		396467
DOUGLAS EMMETT INC	COMMON STOCKS	25960P109	15725	2127866	SH		Sole		2127866
EQUITY RESID PROP	COMMON STOCKS	29476L107	14004	763142	SH		Sole		763142
ESSEX PROPY TRUST INC	COMMON STOCKS	297178105	11287	196837	SH		Sole		196837
FED RLTY INV TR SBI NEW	COMMON STOCKS	313747206	11211	243711	SH		Sole		243711
HCP INC			COMMON STOCKS	40414L109	9104	510020	SH		Sole		510020
ISHARES TR DJ US RE IDX	CALL OPTIONS		464287739	2546	100000	SH	CALL	Sole		100000
ISHARES TR DJ US RE IDX	PUT OPTIONS		464287739	39718	1560000	SH	PUT	Sole		1560000
KB HOME		PUT OPTIONS		48666K109	3146	238700	SH	PUT	Sole		238700
KIMCO REALTY CORP	PUT OPTIONS		49446R109	747	98000	SH	PUT	Sole		98000
LIBERTY PROPY TRUST	COMMON STOCKS	531172104	3022	159547	SH		Sole		159547
MACERICH CO		COMMON STOCKS	554382101	988	157807	SH		Sole		157807
MGIC INVESTT CORP-WIS	COMMON STOCKS	552848103	512	360670	SH		Sole		360670
MISSION WEST PPTYS	COMMON STOCKS	605203108	3209	501401	SH		Sole		501401
PMI GROUP INC		COMMON STOCKS	69344M101	234	377100	SH		Sole		377100
POST PROPERTIES INC	COMMON STOCKS	737464107	5980	589713	SH		Sole		589713
PROLOGIS TR		COMMON STOCKS	743410102	4097	630361	SH		Sole		630361
REGENCY CTRS CORP	PREFERRED STOCKS	758849509	289	17678	SH		Sole		17678
REGENCY REALTY CORP	COMMON STOCKS	758849103	8067	303621	SH		Sole		303621
RYLND GP W/RTS TO PUR	PUT OPTIONS		783764103	4332	260000	SH	PUT	Sole		260000
SIMON PROPY GROUP INC	COMMON STOCKS	828806109	16715	482545	SH		Sole		482545
SL GREEN REALTY CORP	COMMON STOCKS	78440X101	980	90780	SH		Sole		90780
STARWOOD HTLS & RES	PUT OPTIONS		85590A401	1905	150000	SH	PUT	Sole		150000
TAUBMAN CENTERS INC	COMMON STOCKS	876664103	5651	331658	SH		Sole		331658
TOLL BROTHERS INC	PUT OPTIONS		889478103	2306	127000	SH	PUT	Sole		127000
UDR INC			COMMON STOCKS	902653104	8647	1004313	SH		Sole		1004313
VORNADO REALTY TRUST	COMMON STOCKS	929042109	12822	385752	SH		Sole		385752
VORNADO REALTY TRUST	CONVERT CORP BONDS	929042AC3	1500	2000000	PRN		Sole		2000000
VORNADO REALTY TRUST	CONVERT CORP BONDS	929043AE7	780	1000000	PRN		Sole		1000000
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